SCHEDULE OF BUSINESS COMBINATION (Details) - Jupiter Wellness Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2023 shares
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	160,359,630
Legacy Chijet [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	152,130,300
JWACs Public Shares [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	1,300,705
JWAC Public Shares Converted [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	1,725,000
JWAC Sponsor Shares [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	3,450,000
Shares Issued To Private Placed Shareholders [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	1,503,625
Greentree Warrants [Member]
Restructuring Cost and Reserve [Line Items]
Total shares of ordinary shares outstanding immediately after the Business Combination	250,000